Notes to the consolidated statements of income - Net operating loss carryforwards (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure
Net operating loss carryforwards	€ 527,673	€ 505,981
Unused tax losses for which no deferred tax asset recognized	282,275	218,710
Deferred tax liabilities of foreign subsidiaries	8,759	7,353
Undistributed earnings of foreign subsidiaries for which no deferred tax recognized	€ 9,563,193	8,747,019
Percentage of dividends and capital gain tax free	95.00%
Less than 1 year
Income Tax Disclosure
Net operating loss carryforwards	€ 14,422	14,918
Later Than One Year And Not Later Than Two Years
Income Tax Disclosure
Net operating loss carryforwards	13,972	10,324
Later Than Two Years And Not Later Than Three Years
Income Tax Disclosure
Net operating loss carryforwards	21,400	14,163
Later Than Three Years And Not Later Than Four Years
Income Tax Disclosure
Net operating loss carryforwards	40,610	29,173
Later Than Four Years And Not Later Than Five Years
Income Tax Disclosure
Net operating loss carryforwards	59,632	46,365
Later Than Five Years And Not Later Than Six Years
Income Tax Disclosure
Net operating loss carryforwards	25,465	5,840
Later Than Six Years And Not Later Than Seven Years
Income Tax Disclosure
Net operating loss carryforwards	5,826	7,590
Later Than Seven Years And Not Later Than Eight Years
Income Tax Disclosure
Net operating loss carryforwards	4,484	5,275
Later Than Eight Years And Not Later Than Nine Years
Income Tax Disclosure
Net operating loss carryforwards	2,520	10,585
Later than nine years
Income Tax Disclosure
Net operating loss carryforwards	47,494	166,111
Without expiration date
Income Tax Disclosure
Net operating loss carryforwards	€ 291,848	€ 195,637